CAPITAL DISCLOSURE (Narrative) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Disclosure [Abstract]
Accumulated deficit	$ 25,352,460	$ 23,585,459